CAPITAL RESERVE- Summary of Capital Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 118,924	$ 87,109
Issue of shares	439	10,216
Share options expired (Note 12, 13)	0
Ending balance	122,927	105,742
CAPITAL RESERVE
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	74,166	63,723
Share options and warrants exercised (Note 12, 13)	991	13
Issue of shares	439	10,216
Share options expired (Note 12, 13)	182	0
Ending balance	$ 75,778	$ 73,952